SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Schedule of Supplemental Disclosure of Cash Flow Information
Supplemental Disclosure of Cash Flow Information:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Cash paid (received) during the year for:
Interest	$82,494	$8,696	$7,017
Income tax payments, including amounts paid to IAC for Match Group's share of IAC's consolidated tax liability	44,733	46,657	68,905
Income tax refunds	(962)	(1,583)	(3,826)